Stockholders' Equity - Summary of Assumptions Used to Value Stock Options Granted (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	3.73%	3.51%	3.48%
Risk-free interest rate, maximum	4.38%	4.64%	4.72%
Expected volatility, minimum	60.00%	62.00%	61.00%
Expected volatility, maximum	63.00%	63.00%	63.00%
Dividend rate	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years	5 years	5 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years 9 months 18 days	6 years 3 months 18 days	5 years 9 months 18 days